Administrative Office
4333 Edgewood Road NE
Cedar Rapids, IA 52499

January 4, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Merrill Lynch Life Variable Annuity Separate Account D

Merrill Lynch IRA Annuity - Registration No. 333-91098

Merrill Lynch Investor Choice – IRA Series – Registration No. 333-119364

Commissioners:

Transamerica Advisors Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended October 31, 2015, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Mailings:

Invesco American Franchise Fund, SEC File No. 811-09913

Invesco Charter Fund, SEC File No. 811-01424

AB Growth and Income Fund, SEC File No. 811-00126

American Century Ultra Fund, SEC File No. 811-00816

BlackRock Global Allocation Fund, Inc., SEC File No. 811-05576

BlackRock Large Cap Core Fund, SEC File No. 811-09637

BlackRock Large Cap Growth Fund, SEC File No. 811-09637

BlackRock Large Cap Value Fund, SEC File No. 811-09637

Eaton Vance Floating-Rate Fund, SEC File No. 811-04015

Fidelity Advisor Series VIII – Advisor Overseas Fund, SEC File No. 811-03855

Federated Managed Tail Risk Fund II Fund, SEC File No. 811-08042

Federated Kaufman Fund, SEC File No. 811-04017

Lord Abbett Affiliated Fund, Inc., SEC File No. 811-00005

Oppenheimer Quest for Value Funds – Oppenheimer Fundamental Alternatives Fund, SEC File No. 811-05225

Pioneer High Yield Fund, SEC File No. 811-09685

The Putnam Fund for Growth and Income, SEC File No. 811-00781

TA Flexible Income, SEC File No. 811-04556

TA Diversified Focused, SEC File No. 811-04556

TA Growth Opportunities, SEC File No. 811-04556

TA Small/Mid Cap Value, SEC File No. 811-04556

Janus Forty Fund, SEC File No. 811-01879

Janus Enterprise Fund, SEC File No. 811-01879

Semi-Annual Report Mailings:

Ready Assets Government Liquidity Fund, SEC File No.: 811-02556

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 122-5216.

Very truly yours,

/s/ Alison Ryan
Alison Ryan
Vice President